Consolidated Statements of Cash Flows - USD ($) $ in Thousands			12 Months Ended
	Apr. 01, 2023	Mar. 09, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income			$ 2,300	$ 2,005	$ 1,276
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			560	510	361
Impairment of Goodwill			707
Impairment of other intangible assets			466
Interest and currency fluctuation of loans			(1)	(69)	(211)
Severance pay, net			8	86	124
Share-based compensation expense			74	98	97
Decrease (Increase) in trade receivables, net			637	(1,590)	(1,625)
Decrease (Increase) in other accounts receivable and other long- term assets			(167)	515	(547)
Decrease (Increase) in inventories			(1,937)	453	(1,068)
Decrease (increase) in Deferred Tax Assets			(1,000)
Decrease (Increase) in operating lease right-of-use assets, net			247	304	582
Increase in operating lease liabilities			(242)	(354)	(723)
Increase (decrease) in trade payables			(1,347)	(274)	2,785
Increase (decrease) in employees and payroll accruals, advances deferred revenues, accrued expenses and other liabilities			989	145	232
Net cash provided by operating activities			1,294	1,829	1,283
Cash flows from investing activities:
Purchase of property and equipment			(519)	(341)	(2,427)
Acquisition of Dagesh’s assets (Appendix A)					(664)
Acquisition of Proteus and Microwave’s assets (Appendix A)				(431)
Net cash (used in) investing activities			(519)	(772)	(3,091)
Cash flows from financing activities:
Proceeds from issuance of shares, net			69		912
Proceeds from exercise of options			50	102	2
Proceeds from short and long-term loans			265	93	1,356
Repayment of short and long-term loans			(167)	(584)	(686)
Net cash provided by (used in) financing activities			217	(389)	1,584
Increase (decrease) in cash, cash equivalents and restricted cash			992	668	(224)
Cash, cash equivalents and restricted cash at the beginning of the year			2,561	1,893	2,117
Cash, cash equivalents and restricted cash at the end of the year			3,553	2,561	1,893
(a) Net cash paid during the year for:
Interest			102	118	58
(b) Non-cash activities:
Operating lease right-of-use assets				220	748
Operating lease liabilities				220	748
(c) Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents			3,368	2,344	1,763
Restricted cash			185	217	130
Total cash, cash equivalents and restricted cash			3,553	2,561	$ 1,893
Intangible assets, Net	$ 760	$ 445
Goodwill		219
Accrued expenses	329
Net cash used to pay for the Acquisition	$ 431	$ 664